INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2020
INTERIM FINANCIAL DATA [Abstract]
INTERIM FINANCIAL DATA	INTERIM FINANCIAL DATA
The unaudited condensed interim financial statements of SFL Corporation Ltd. (“SFL” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary in order to make the interim financial statements not misleading, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying unaudited condensed interim financial statements do not include all of the disclosures required in annual and interim consolidated financial statements and should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2019, which was filed with the Securities and Exchange Commission on March 27, 2020. The results of operations for the interim period ended June 30, 2020 are not necessarily indicative of the results for the entire year ending December 31, 2020.

Basis of accounting

The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which SFL is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019.

Recently Issued Accounting Standards

On April 10, 2020, FASB issued a question-and-answer document regarding accounting for lease concessions and other effects of the coronavirus (“COVID-19”) pandemic. The document clarifies that entities may elect to not evaluate whether lease-related relief that lessors provide to mitigate the economic effects of COVID-19 on lessees is a lease modification under Leases ASC 842. The Company will evaluate this additional guidance based on the facts and circumstances of any future lease concessions.

Recently Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 introduces a new credit loss methodology, which requires earlier recognition of potential credit losses, while also providing additional transparency about credit risk. This new credit loss methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to-maturity debt securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. This methodology replaces multiple impairment methods under previous GAAP for these type of assets, which generally required that a loss be incurred before it was recognized.

The Company and its 100% owned subsidiaries accounted as "Investments and Deficit in Associated Companies" adopted this update on January 1, 2020 using the modified-retrospective approach, whereby a cumulative effect adjustment was made to reduce retained earnings on January 1, 2020 without any retroactive application to prior periods. On adoption, the Company recognized a cumulative adjustment of $32.6 million to its retained earnings with corresponding decreases in the carrying value of equity-accounted investments of $27.0 million (see Note 9 Investment and deficit in Associated Companies), and decreases the carrying value of Trade receivables, Other receivables, Related party receivables, Other long term assets and Investments in sales-type leases, direct financing leases and leaseback assets totaling $5.6 million (see Note 17: Allowance for expected credit losses).
Significant Accounting Policies - Update

Our significant accounting policies are described in "Note 2: Accounting Policies" of our Annual Report on Form 20-F for the year ended December 31, 2019. Our updated significant accounting policies described below reflect the impact of adopting ASU 2016-13.

Allowances for losses on certain financial assets

The Company and its 100% wholly owned subsidiaries accounted for as associates has established an allowances for credit losses on financing receivables, namely trade accounts receivable, other receivables, related party receivables, investments in sales-type leases, direct financing leases and vessel leaseback assets and other long term assets in an amount equal to the current expected credit losses. The estimation of these allowances is assessed quarterly and is based on an analysis of factors including, but not limited to, historical loss experience, age of the receivable, customer credit ratings, management's assessment of current conditions and expectation of future conditions and collateral exposures. The Company assesses collectability by pooling receivables where similar characteristics exist and evaluates receivables individually when specific customer balances no longer share those risk characteristics. We assign internal credit ratings for customers and determine the creditworthiness of each customer based upon publicly available information where available.

Collateral exposure for investments in sales-type leases, direct financing leases and leaseback assets is the excess of the carrying value of the receivable over the fair value of the related collateral. A receivable with an estimated fair value in excess of the carrying value is considered to have no collateral exposure. The value of the collateral is closely tied to the international seaborne transportation industry, offshore drilling sector and overall market conditions and may be subject to reduced valuation with market decline. Declines in collateral values could result in an increase in the allowance for expected credit losses.

The expense associated with the allowance for expected credit losses is recognized in 'other financial items' and included in 'equity in earnings of associated companies' in the Condensed Consolidated Statement of Operations.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. We believe that the accounting estimates and assumptions made by management are appropriate given the increased uncertainties surrounding the severity and duration of the impacts of the COVID-19 pandemic, however actual results could differ materially from those estimates.